Financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
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Analysis of Financial Instruments Measured at Fair Value

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:

Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2018
Derivatives in designated hedge relationships
Derivative assets	—	—	—
Derivative liabilities	—	(30.4)	—
Held at fair value through profit or loss
Derivative assets	—	2.1	—
Derivative liabilities	—	(2.2)	—
Payments due to vendors (earnout agreements) (note 18)	—	—	(542.9)
Liabilities in respect of put options	—	—	(261.2)
Equity investments
Other investments	224.4	—	724.9

Reconciliation of level 3 fair value measurements:

	Liabilities in respect of put options	Other investments
	£m	£m
1 January 2018	(258.1)	820.3
Gains recognised in the income statement	21.3	24.2
Losses recognised in other comprehensive income	—	(93.3)
Exchange adjustments	5.5	—
Additions	(37.7)	27.5
Disposals	—	(53.5)
Reclassifications from other investments to interests in associates	—	(0.3)
Settlements	7.8	—
30 June 2018	(261.2)	724.9

Summary of Other Investments

Other investments include equity investments designated as fair value through profit or loss and fair value through other comprehensive income as follows:

30 June 2018
£m
Fair value through profit or loss	295.9
Fair value through other comprehensive income	653.4
949.3